Debt (Subordinated debt in joint venture partners) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2013	Dec. 31, 2010
Debt Instrument [Line Items]
Debt	$ 28,420,739	$ 27,716,999
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate			0.00%
Interest rate paid on unpaid interest	19.50%
Subordinated Debt Joint Ventures Partners Before Amendment [Member]
Debt Instrument [Line Items]
Stated interest rate	20.00%
Minimum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	15.00%
Subordinated Debt [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Debt				$ 64,300